Income Taxes - Movement of valuation allowance of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 307,818	¥ 263,229	¥ 187,396
Additions	12,159	50,151	75,833
Reversals	(35,478)	(5,562)	0
Balance as of December 31,	¥ 284,499	¥ 307,818	¥ 263,229